Convertible Notes Payable (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Jan. 31, 2018	Jan. 31, 2017
Total convertible notes payable			$ 224,537	$ 203,449
8% Convertible Note Due March 14, 2017 [Member]
Date Issued/Funded		Mar. 14, 2016		Feb. 09, 2017
Total convertible notes payable		$ 65,000		$ 48,449
8% Convertible Note Due May 27, 2017 [Member]
Date Issued/Funded		Apr. 30, 2016		Apr. 27, 2017
Total convertible notes payable		$ 67,986		$ 75,000
8% Convertible Note Due September 9, 2018 [Member]
Date Issued/Funded				Sep. 09, 2017
Total convertible notes payable				$ 40,000
8% Convertible Note Due Decemebr 14, 2018 [Member]
Date Issued/Funded				Dec. 14, 2017
Total convertible notes payable				$ 40,000
8% Convertible Note Due March 14, 2017 [Member]
Date Issued/Funded			Mar. 14, 2016
Total convertible notes payable			$ 65,000
10% Convertible Note Due April 30, 2019 [Member]
Date Issued/Funded			Apr. 30, 2016
Total convertible notes payable			$ 67,986
10% Convertible Note Due May 26, 2017 [Member]
Date Issued/Funded			May 26, 2016
Total convertible notes payable			$ 75,000
10% Convertible Note Due March 14, 2017 [Member]
Date Issued/Funded			Jan. 11, 2017
Total convertible notes payable			$ 16,551
8% Convertible Note Due November 06, 2018 [Member]
Date Issued/Funded	Feb. 06, 2018
Total convertible notes payable	$ 150,000